COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended		9 Months Ended
	Jun. 30, 2014	Mar. 21, 2014	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2014
Operating Leased Assets [Line Items]
Fair value of services			$ 60,000		$ 60,000
Property Lease [Member]
Operating Leased Assets [Line Items]
Rental payment per month			1,480
Deposit on property lease			1,300
Minimum future lease commitments noncancelable sublease			$ 11,250
Property Lease [Member] | Scenario, Forecast [Member]
Operating Leased Assets [Line Items]
Minimum future lease commitments				$ 17,760
Property Lease [Member] | BCasual [Member]
Operating Leased Assets [Line Items]
Operating Leases, Income Statement, Sublease Revenue	$ 1,250
Chief Executive Officer, President and Chairman - Seong Sam Cho
Operating Leased Assets [Line Items]
Annual salary		$ 1.00